Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Going Concern

Going concern

In accordance with the Financial Accounting Standards Board, or FASB, Accounting Standards Update, or ASU, 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has historically been loss making and anticipates that it will continue to incur losses for the foreseeable future and had an accumulated deficit of $288.6 million as of June 30, 2024. The Company has funded these losses principally through the issuance of ordinary and preferred shares. The Company expects to continue to incur operating losses and negative cash outflows until such time as it generates a level of revenue that is sufficient to support its cost structure.

The Company continues to assess the impact of the disruption of global financial markets, including as a result of global health concerns or pandemics, global economic uncertainty and geo-political events, including the war between Russia and Ukraine and the unrest in the Middle East resulting from the Israel-Hamas war and other global macroeconomic factors such as inflation, increases in commodity prices, energy and fuel prices, credit and capital markets instability and supply chain interruptions could reduce our ability to access capital, which could, in the future, negatively affect our business and the value of our common shares. These events may in turn adversely impact the Company’s ability to deliver its goals.

As of June 30, 2024, the Company had cash and cash equivalents of $95.1 million. The Directors have reviewed the financial projections of the Company for the 12 months subsequent to the date of issuance of these financial statements including consideration of severe but plausible scenarios that may affect the Company in that period. These show that the Company will be able to pay (or otherwise discharge) its debts as they fall due immediately following the date of signing of this Balance Sheet and for the period considered by the forecast.

Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and settlement of liabilities and commitments as they fall due in the ordinary course of business for at least 12 months from the date of issuance of the financial statements.

Basis of Presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America or U.S. GAAP.

The unaudited condensed consolidated interim financial statements have been prepared on the same basis as the audited annual consolidated financial statements as of and for the year ended December 31, 2023, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2024, the results of its operations and comprehensive loss for the three and six months ended June 30, 2024, its statements of shareholders’ equity for the three and six months ended June 30, 2024 and 2023 and its statements of cash flows for the six months ended June 30, 2024 and 2023.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements. However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary to fairly state the results of the interim period. The results for the three and six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ended December 31, 2024, any other interim periods, or any future year or period. The balance sheet information as of December 31, 2023, was derived from the audited financial statements included in the Company's Form 20-F filed with the SEC on April 4, 2024. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2023, and the notes thereto, which are included elsewhere in the Company’s Form 20-F filed with the SEC on April 4, 2024.